UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 to June 30, 2014

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2014
(unaudited)

■  CREDIT SUISSE TRUST
  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from January 1, 2014 to June 30, 2014 is accurate and complete.

Kenneth J. Lohsen, Managing Director
Credit Suisse Asset Management, LLC,
Commodity Pool Operator for the Credit Suisse Trust — Commodity Return Strategy Portfolio

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2014 (unaudited)

August 15, 2014

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the semiannual period ended June 30, 2014. For the period, the Portfolio's total return was 6.36%.1 Its benchmark, the Bloomberg Commodity Index Total Return2 ("BCOM Index"), gained 7.08% and the S&P 500 Index3 gained 7.14%.

Market Review: A positive period for commodities

The six-months ended June 30, 2014 was a positive period for commodities, with the BCOM Index up 7.08%, with 15 out of 22 constituents trading higher.

The Portfolio underperformed the BCOM Index by 0.22% and 0.72% on a gross and net basis, respectively, for the six months ended June 30, 2014. Roll and spread-based commodity strategies (those strategies that attempt to profit from the relative changes in pricing as futures contracts for the same commodity of differing maturities), detracted from relative performance, while the management of the underlying Portfolio cash added to relative performance. Within the Portfolio's commodity exposure, positioning in agricultural detracted from performance, while positioning in energy, industrial metals and livestock had a positive impact on performance.

Livestock was the best performing sector, up 20.53%. The sector was led by lean hogs, which gained 27.67%, as a deadly virus spread across the United States and Canada, reducing supply expectations. Live cattle also increased as extreme drought conditions in key calf producing areas in the U.S. southern plains during the second quarter caused concern over future cattle supplies.

Precious metals gained 9.41% as uncertainty in emerging markets, including heightened tensions in Ukraine and Iraq, enhanced the appeal of silver and gold as stores of value.

Agriculture increased 4.89% for the period. Coffee, up 51.59%, gained the most as a prolonged drought in Brazil's largest coffee-producing region threatened the country's output. Soybeans and soybean meal were also supported by supply concerns related to record-high temperatures in parts of Brazil, potentially straining production. Conversely, wheat declined the most, down 7.48%. Ideal planting weather in the Midwestern U.S. during May improved supply forecasts for the upcoming crop, while easing tensions between Ukraine and Russia also fueled expectations of higher global supplies. The USDA also revised its planted area forecast higher at the end of the second quarter. Cotton decreased 5.96%

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2014 (unaudited)

due to an improving U.S. supply outlook following ample rainfall in late June, which eased drought conditions in Texas.

Industrial metals ended the period 3.56% higher. Nickel increased 36.16% amid concerns over supply restrictions following potential sanctions against Russia, as well as a ban on Indonesian ore exports. Prior to Indonesia's ban on exports of unprocessed minerals, effective since January 12, 2014, the country exported significant quantities of nickel ore to China. Zinc also gained as London Metals Exchange inventories decreased throughout the second quarter, while upcoming mine closures in Canada and Australia may lead to a supply deficit. Copper declined 5.11% due to heightened concerns over Chinese growth and credit concerns in the first quarter.

Energy increased 8.75%, led by natural gas. Extremely cold weather in January increased near-term heating demand sharply and raised the risk of production freeze-offs in the United States. Additionally, sectarian violence in Iraq also supported crude oil and petroleum product returns, as a Sunni militant group seized a number of large northern cities and moved toward the Shia-dominated southern part of Iraq. Although oil exports have not yet been disrupted, the potential for extended unrest led to increased risk premiums.

Portfolio Review and Outlook: Anticipating continued diversification benefits

The first quarter of the year was largely characterized by one-off event-driven risks that negatively impacted supplies. Commodities generally continued to add to these gains in the second quarter, with agriculture being the one exception as supply expectations generally increased. Crude oil may continue to stay well-supported as geopolitical risks seem skewed to the upside, with the uncertainty in Iraq the most likely to dominate in the near term. Elsewhere, geopolitical risks remain heightened in various parts of the Middle East, Ukraine and Russia. This has helped increase crude oil prices across the curve, while the forward curve remains steeply backwardated. Severe weather may also continue to have an impact on energy and agricultural commodities. While the expectations are for ample grain supplies out of the United States in the current crop year, with the growing likelihood of an El Niño weather pattern, weather related disruptions have the potential to impact production in other key producing countries.

Global industrial production momentum may rebound over the next half of the year as China and Europe's economies respond to easing measures. The U.S. economy continues to show signs of improvement, despite the latest first quarter GDP revision, which many attributed to extreme cold weather. The latest employment, Purchasing Managers Index, and consumer confidence data

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2014 (unaudited)

suggest the U.S. economy is looking increasingly healthy. As global growth improves, demand for physical commodities may also increase. However, emerging market growth momentum may continue to lag that of developed markets, meaning that a broad-based, synchronized global recovery may not be imminent. As a result, we believe idiosyncratic fundamentals of individual commodities will continue to influence returns, and correlations between commodities and traditional classes will continue to breakdown. This, along with the elevated potential of inflation overshooting expectations, should support the diversification benefits of commodities going forward.

The Credit Suisse Commodities Management Team
Nelson Louie
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, commodity exposure risk, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost.

At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2014 (unaudited)

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2014; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Effective July 1, 2014, the Dow Jones-UBS Commodity Index Total Return was renamed to the Bloomberg Commodity Index Total Return. There was no change to the calculation and construction methodology of the index. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities. An index does not have transactions costs; investors may not invest directly in an index.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors. An index does not have transaction costs; investors may not invest directly in an index.

4  Performance for the benchmark is not available for the period beginning February 28, 2006. For that reason, performance for the benchmark is shown for the period beginning March 1, 2006.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2014 (unaudited)

Average Annual Returns as of June 30, 20141

1 Year	Since 5 Years	Inception[2]
7.56%	1.62%	(0.73)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized expense ratio is 1.04%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Inception Date February 28, 2006.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2014 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended June 30, 2014.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2014

Actual Portfolio Return
Beginning Account Value 01/01/14	$1,000.00
Ending Account Value 06/30/14	$1,063.60
Expenses Paid per $1,000*	$5.32
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/14	$1,000.00
Ending Account Value 06/30/14	$1,019.64
Expenses Paid per $1,000*	$5.21
Annualized Expense Ratios*	1.04%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expense Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expenses reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Sector Breakdown*

United States Agency Obligations	76.07%
United States Treasury Obligations	15.89%
Commodity Indexed Structured Notes	4.72%
Short-term Investment[1]	3.32%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2014, if applicable.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (4.7%)
$4,200	BNP Paribas, Commodity Index Linked Senior Unsecured Notes #	(A+, A1)	05/21/15	0.055	$3,941,255
2,300	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes #	(A, A2)	03/02/15	0.012	2,708,480
1,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes #	(A, A2)	03/12/15	0.011	1,732,950
4,800	Svensk Exportkredit AB, Commodity Index Linked Senior Unsecured Notes #	(AA+, Aa1)	02/02/15	0.235	5,778,410
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $12,800,000)					14,161,095
UNITED STATES AGENCY OBLIGATIONS (75.0%)
3,200	Fannie Mae Discount Notes	(AA+, Aaa)	08/18/14	0.131	3,199,443
500	Fannie Mae Discount Notes ^^	(AA+, Aaa)	09/04/14	0.139	499,973
4,000	Fannie Mae Discount Notes	(AA+, Aaa)	09/15/14	0.120	3,999,748
6,000	Fannie Mae Discount Notes	(AA+, Aaa)	10/03/14	0.065	5,999,376
2,300	Federal Farm Credit Banks #	(AA+, Aaa)	08/25/15	0.160	2,301,286
4,000	Federal Farm Credit Banks #	(AA+, Aaa)	09/21/15	0.250	4,006,612
2,000	Federal Farm Credit Banks #	(AA+, Aaa)	02/01/16	0.250	2,003,826
3,500	Federal Farm Credit Banks # ^^	(AA+, Aaa)	02/18/16	0.181	3,502,947
1,000	Federal Farm Credit Banks # ^^	(AA+, Aaa)	03/29/16	0.140	1,000,089
3,550	Federal Farm Credit Banks #	(AA+, Aaa)	03/29/16	0.191	3,553,699
3,700	Federal Farm Credit Banks #	(AA+, Aaa)	04/11/16	0.260	3,708,099
3,500	Federal Farm Credit Banks # ^^	(AA+, Aaa)	06/02/16	0.181	3,504,449
5,000	Federal Farm Credit Banks #	(AA+, Aaa)	06/09/16	0.280	5,013,245
4,000	Federal Farm Credit Banks # ^^	(AA+, Aaa)	06/20/16	0.270	4,009,884
3,500	Federal Farm Credit Banks #	(AA+, Aaa)	07/20/16	0.280	3,509,174
4,050	Federal Farm Credit Banks # ^^	(AA+, Aaa)	07/27/16	0.280	4,060,526
4,500	Federal Farm Credit Banks #	(AA+, Aaa)	07/29/16	0.250	4,508,869
3,250	Federal Farm Credit Banks #	(AA+, Aaa)	08/03/16	0.175	3,248,411
4,500	Federal Farm Credit Banks #	(AA+, Aaa)	09/14/16	0.172	4,504,410
6,100	Federal Farm Credit Banks #	(AA+, Aaa)	10/11/16	0.172	6,105,649
3,750	Federal Farm Credit Banks #	(AA+, Aaa)	11/07/16	0.300	3,759,832
2,000	Federal Farm Credit Banks # ^^	(AA+, Aaa)	11/21/16	0.248	2,004,868
2,935	Federal Farm Credit Banks #	(AA+, Aaa)	12/06/16	0.247	2,942,713
4,000	Federal Farm Credit Banks #	(AA+, Aaa)	01/03/17	0.181	4,003,928
3,000	Federal Farm Credit Banks #	(AA+, Aaa)	02/13/17	0.191	3,004,206
3,500	Federal Farm Credit Banks #	(AA+, Aaa)	03/13/17	0.176	3,502,345
4,500	Federal Farm Credit Banks #	(AA+, Aaa)	03/24/17	0.194	4,504,702
1,000	Federal Farm Credit Discount Notes ^^	(AA+, Aaa)	02/20/15	0.101	999,480
5,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/25/15	0.119	4,996,660
2,000	Federal Home Loan Bank Discount Notes ^^	(AA+, Aaa)	05/20/15	0.119	1,998,206
3,300	Federal Home Loan Bank Discount Notes ^^	(AA+, Aaa)	05/22/15	0.119	3,297,020
1,000	Federal Home Loan Bank Discount Notes ^^	(AA+, Aaa)	06/01/15	0.125	998,976
4,200	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	4,202,159
4,900	Federal Home Loan Banks # ^^	(AA+, Aaa)	08/19/15	0.200	4,904,944

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$3,000	Federal Home Loan Banks #	(AA+, Aaa)	08/19/15	0.220	$3,003,705
7,600	Federal Home Loan Banks #	(AA+, Aaa)	10/07/15	0.220	7,609,979
4,450	Federal Home Loan Banks	(AA+, Aaa)	10/14/15	0.230	4,446,814
4,950	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	4,944,847
4,050	Federal Home Loan Banks #	(AA+, Aaa)	12/16/15	0.165	4,053,293
1,500	Federal Home Loan Banks	(AA+, Aaa)	07/28/16	0.600	1,500,611
3,000	Federal Home Loan Banks #	(AA+, Aaa)	11/07/16	0.310	3,008,568
3,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	3,904,789
4,500	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/29/14	0.625	4,511,655
4,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	4,504,275
4,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	4,004,992
1,000	Federal Home Loan Mortgage Corp. # ^^	(AA+, Aaa)	10/16/15	0.132	1,000,951
3,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	3,501,628
3,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	3,498,093
4,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.625	3,998,412
2,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	2,803,021
2,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/16	0.725	2,703,588
5,800	Federal National Mortgage Association	(AA+, Aaa)	12/19/14	0.750	5,817,829
1,000	Federal National Mortgage Association ^^	(AA+, Aaa)	03/16/15	0.375	1,001,886
5,675	Federal National Mortgage Association #	(AA+, Aaa)	07/25/16	0.162	5,679,846
6,450	Federal National Mortgage Association # ^^	(AA+, Aaa)	08/12/16	0.172	6,456,727
7,500	Federal National Mortgage Association # ^^	(AA+, Aaa)	08/15/16	0.172	7,507,785
5,000	Freddie Mac Discount Notes ^^	(AA+, Aaa)	02/10/15	0.101	4,997,510
6,000	Freddie Mac Discount Notes	(AA+, Aaa)	09/11/14	0.060	5,999,640
5,500	Freddie Mac Discount Notes ^^	(AA+, Aaa)	01/16/15	0.121	5,497,871
5,000	Freddie Mac Discount Notes ^^	(AA+, Aaa)	01/23/15	0.121	4,997,995
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $228,128,042)					228,316,064
UNITED STATES TREASURY OBLIGATIONS (15.7%)
7,000	United States Treasury Floating Rate Notes # ^^ *	(AA+, Aaa)	01/31/16	0.085	7,000,000
3,000	United States Treasury Floating Rate Notes # ^^ **	(AA+, Aaa)	04/30/16	0.109	3,000,837
2,000	United States Treasury Notes ^^ **	(AA+, Aaa)	07/31/14	2.625	2,003,977
3,000	United States Treasury Notes ^^	(AA+, Aaa)	08/31/14	0.250	3,000,719
2,000	United States Treasury Notes	(AA+, Aaa)	10/31/14	2.375	2,015,312
2,500	United States Treasury Notes ^^	(AA+, Aaa)	12/15/14	0.250	2,502,100
2,000	United States Treasury Notes ^^	(AA+, Aaa)	01/15/15	0.250	2,001,992
2,600	United States Treasury Notes ^^ **	(AA+, Aaa)	01/31/15	0.250	2,602,743
1,000	United States Treasury Notes ^^	(AA+, Aaa)	06/15/15	0.375	1,002,324
2,000	United States Treasury Notes ^^ **	(AA+, Aaa)	07/15/15	0.250	2,002,148
3,500	United States Treasury Notes ^^ **	(AA+, Aaa)	08/31/15	0.375	3,508,957
3,000	United States Treasury Notes	(AA+, Aaa)	09/30/15	1.250	3,040,605
2,500	United States Treasury Notes	(AA+, Aaa)	11/30/15	0.250	2,501,270
5,000	United States Treasury Notes §	(AA+, Aaa)	05/15/16	0.250	4,986,330
3,000	United States Treasury Notes	(AA+, Aaa)	06/30/16	0.500	3,002,694
3,500	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	3,508,750
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $47,653,637)					47,680,758

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2014 (unaudited)

Number of Shares		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS (4.4%)
3,451,185	State Street Navigator Prime Portfolio, 0.14% §§			$3,451,185
Par (000)
$9,977	State Street Bank and Trust Co. Euro Time Deposit ^^	07/01/14	0.010	9,977,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,428,185)				13,428,185
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $302,009,864)				303,586,102
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)				677,852
NET ASSETS (100.0%)				$304,263,954

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2014.

^^  Security or portion thereof held in the subsidiary (See note 1).

*  At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

**  At June 30, 2014, this security has been pledged, in whole or in part, as collateral for open swap contracts.

§  Security or portion thereof is out on loan (See note 2-J).

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2014.

Futures Contracts
Contract Description	Contracts	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	63	USD	Jun 2015	$6,157,620	$222,601
Contracts to Sell
Energy
	(63)	USD	Aug 2014	(6,638,310)	$(13,014)
Net unrealized appreciation (depreciation)					$209,587

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2014 (unaudited)

Swaps Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$13,863,281	07/29/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(168,811)
USD	$930,079	07/29/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(11,844)
USD	$3,775,712	07/29/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(48,093)
USD	$8,899,538	07/29/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(108,368)
USD	$7,242,900	07/29/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(92,257)
USD	$11,487,479	07/29/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(139,881)
USD	$2,448,506	07/29/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(31,177)
USD	$50,947,301	07/29/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(620,320)
USD	$4,995,286	07/29/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(63,622)
USD	$8,356,511	07/29/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(101,737)
USD	$6,992,695	07/29/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(78,924)
USD	$16,371,813	07/29/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(208,536)
USD	$30,423,055	07/29/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(370,456)
USD	$29,830,620	07/29/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(379,935)
USD	$25,488,297	07/29/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(310,338)
USD	$28,929,151	07/29/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(368,486)
USD	$16,160,643	07/29/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(196,767)
						$(3,299,552)

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2014 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $3,451,185 (Cost $302,009,864) (Note 2)	$303,586,102[1]
Cash	18,751
Cash segregated at brokers for futures contracts and swap contracts	7,284,721
Receivable for portfolio shares sold	469,127
Interest receivable	132,438
Prepaid expenses and other assets	11,061
Total Assets	311,502,200
Liabilities
Advisory fee payable (Note 3)	124,018
Administrative services fee payable (Note 3)	29,339
Shareholder servicing/Distribution fee payable (Note 3)	62,009
Payable upon return of securities loaned (Note 2)	3,451,185
Unrealized depreciation on open swap contracts (Note 2)	3,299,552
Variation margin payable on futures contracts (Note 2)	119,196
Payable for portfolio shares redeemed	53,064
Trustees' fee payable	3,565
Accrued expenses	96,318
Total Liabilities	7,238,246
Net Assets
Capital stock, $.001 par value (Note 6)	45,450
Paid-in capital (Note 6)	295,912,222
Accumulated net investment loss	(1,185,924)
Accumulated net realized gain from investments, futures contracts and swap contracts	11,005,933
Net unrealized depreciation from investments, futures contracts and swap contracts	(1,513,727)
Net Assets	$304,263,954
Shares outstanding	45,449,755
Net asset value, offering price and redemption price per share	$6.69

1  Including $3,387,565 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2014 (unaudited)

Investment Income (Note 2)
Interest	$286,027
Securities lending (net of rebates)	5,994
Total investment income	292,021
Expenses
Investment advisory fees (Note 3)	708,163
Administrative services fees (Note 3)	154,630
Shareholder servicing/Distribution fees (Note 3)	354,082
Transfer agent fees (Note 3)	133,248
Printing fees (Note 3)	36,159
Legal fees	29,915
Audit and tax fees	28,564
Trustees' fees	16,892
Custodian fees	10,819
Insurance expense	2,372
Commitment fees (Note 4)	264
Miscellaneous expense	2,837
Total expenses	1,477,945
Net investment loss	(1,185,924)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(1,208,396)
Net realized loss from futures contracts	(517,886)
Net realized gain from swap contracts	17,267,333
Net change in unrealized appreciation (depreciation) from investments	3,947,822
Net change in unrealized appreciation (depreciation) from futures contracts	260,285
Net change in unrealized appreciation (depreciation) from swap contracts	(1,810,368)
Net realized and unrealized gain from investments, futures contracts and swap contracts	17,938,790
Net increase in net assets resulting from operations	$16,752,866

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
From Operations
Net investment loss	$(1,185,924)	$(856,100)
Net realized gain (loss) from investments, futures contracts and swap contracts	15,541,051	(2,422,993)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	2,397,739	(2,597,931)
Net increase (decrease) in net assets resulting from operations	16,752,866	(5,877,024)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	42,239,985	16,670,450
In-kind subscription	—	170,753,807
Net asset value of shares redeemed	(11,768,804)	(17,942,609)
Net increase in net assets from capital share transactions	30,471,181	169,481,648
Net increase in net assets	47,224,047	163,604,624
Net Assets
Beginning of period	257,039,907	93,435,283
End of period	$304,263,954	$257,039,907
Accumulated net investment income loss	$(1,185,924)	$—

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2014	For the Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$6.29	$7.01	$7.16	$8.40	$7.66	$7.11
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.05)	(0.06)	(0.07)[3]	(0.06)[3]	(0.04)[3]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	0.43	(0.67)	(0.09)	(0.97)[3]	1.33[3]	1.43[3]
Total from investment operations	0.40	(0.72)	(0.15)	(1.04)	1.27	1.39
LESS DIVIDENDS
Dividends from net investment income	—	—	—	(0.20)	(0.53)	(0.84)
Net asset value, end of period	$6.69	$6.29	$7.01	$7.16	$8.40	$7.66
Total return[2]	6.36%	(10.27)%	(2.09)%	(12.65)%	16.66%	19.48%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$304,264	$257,040	$93,435	$110,688	$124,325	$108,211
Ratio of net expenses to average net assets	1.04%[4]	1.05%	1.05%	1.05%[3]	0.95%[3]	0.95%[3]
Ratio of net investment loss to average net assets	(0.84)%[4]	(0.83)%	(0.80)%	(0.86)%[3]	(0.75)%[3]	(0.52)%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[4]	0.28%	0.15%	0.01%[3]	0.14%[3]	0.25%[3]
Portfolio turnover rate	50%	41%[5]	84%	165%	118%	53%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Effective December 31, 2012, the Portfolio began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Portfolio reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.03%, 0.06% and 0.04% for the years ended December 31, 2009, 2010, and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.07%, 0.04% and 0.03% for the years ended December 31, 2009, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

4  Annualized.

5  Portfolio turnover calculation does not include $170,753,807 of in-kind subscription.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2014 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Portfolio, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total net assets in the Subsidiary. As of June 30, 2014, the Portfolio held $51,695,854 in the Subsidiary, representing 17.0% of the Portfolio's consolidated net assets. See Consolidated Schedule of Investments for securities held through the subsidiary. For the six months ended June 30, 2014, the realized gain on securities held in the subsidiary was $726,546.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Portfolio's Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Portfolio's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$14,161,095	$—	$14,161,095
United States Agency Obligations	—	228,316,064	—	228,316,064
United States Treasury Obligations	—	47,680,758	—	47,680,758
Short-Term Investments	—	13,428,185	—	13,428,185
Other Financial Instruments*
Futures Contracts	209,587	—	—	209,587
Swap Contracts	—	(3,299,552)	—	(3,299,552)
	$209,587	$300,286,550	$—	$300,496,137

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which require the Portfolio to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended June 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report. However, the Portfolio does invest indirectly in derivative instruments through the Subsidiary. For the six months ended June 30, 2014, the consolidated Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of June 30, 2014

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$222,601	*	Unrealized depreciation on futures contracts	$13,014	*
	Unrealized appreciation on open swap contracts	—		Unrealized depreciation on open swap contracts	3,299,552
		$222,601			$3,312,566

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only the current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(517,886)	Net change in unrealized appreciation (depreciation) from futures contracts	$260,285
	Net realized gain from swap contracts	17,267,333	Net change in unrealized appreciation (depreciation) from swap contracts	(1,810,368)
		$16,749,447		$(1,550,083)

The notional amount of futures contracts and swap contracts at the period ended June 30, 2014 are reflected in the Notes to Consolidated Schedule of Investments. The notional amounts of long and short open positions of futures contracts and swap contracts at each month ended throughout the reporting period averaged approximately 5.2% and 86.7%, respectively of net assets of the consolidated Portfolio.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets net of related collateral held by the Portfolio at June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Exchange Traded Futures(b)	$222,601	$—	$—	$—	$222,601

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

The following table presents by counterparty the Portfolio's derivative liabilities net of related collateral pledged by the Portfolio at June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(c)	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities
Bank of America	$180,655	$—	$—	$(180,655)	$—
Barclays	156,461	—	—	(156,461)	—
CIBC	232,138	—	(232,138)	—	—
Citigroup	651,497	—	—	(651,497)	—
JPMorgan Chase	165,359	—	—	(165,359)	—
Macquarie	78,924	—	—	—	78,924
Morgan Stanley	578,992	—	(578,992)	—	—
Societie Generale	690,273	—	(690,273)	—	—
UBS	565,253	—	—	(565,253)	—
Exchange Traded Futures(b)	13,014	—	—	—	13,014
	$3,312,566	$—	$(1,501,403)	$(1,719,225)	$91,938

(a)  Swap contracts are included.

(b)  Includes financial instruments (futures) which are not subject to a master netting arrangement, or another similar arrangement.

(C)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Portfolio has received a private letter ruling from the IRS which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts at June 30, 2014 are disclosed in the Consolidated Schedule of Investments. At June 30, 2014, the amount of restricted cash held at brokers for the Portfolio was $119,196.

H) SWAPS — The Portfolio may enter into commodity index swaps contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. The Portfolio's open swap contracts at June 30, 2014 are disclosed in the Consolidated Schedule of Investments. At June 30, 2014, the amount of restricted cash held at brokers for the Portfolio was $7,165,525.

I) COMMODITY INDEXED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of the DJ-UBS Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2014, the value of these securities comprised 4.7% of the Portfolio's net assets and resulted in unrealized appreciation of $1,361,095.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. As of June 30, 2014, the Portfolio had investment securities on loan with a fair value of $3,387,565 and a related liability of $3,451,185 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Portfolio and is included in level 2. For the six months ended June 30, 2014, the value of the related collateral exceeded the value of the securities loaned.

The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2014, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $6,305, of which $746 was rebated from borrowers (brokers). The Portfolio retained $5,994 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,057. Securities lending income is accrued as earned.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 2. Significant Accounting Policies

K) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2014, investment advisory fees earned were $708,163. For the period from November 15, 2013 through November 15, 2015, Credit Suisse waives fees and reimburses expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets.

Credit Suisse and SSB serve as co-administrators to the Portfolio. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2014, co-administrative services fees earned by Credit Suisse were $127,469.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

months ended June 30, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Portfolio were $27,161.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for their distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2014, the Portfolio's paid Rule 12b-1 distribution fees of $354,082.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Portfolio and receive compensation from the Portfolio. For the six months ended June 30, 2014, the Portfolio reimbursed Credit Suisse $149,053, which is included in the Portfolio's transfer agent expense.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2014, Merrill was paid $23,559 for its services by the Portfolio. This amount was included in the printing fees presented on the Consolidated Statement of Operations. Effective July 23, 2014, Merrill is no longer considered an affiliate.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. During the six months ended June 30, 2014, the Portfolio had no borrowings outstanding under the Credit Facility.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments and in-kind subscription) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$8,000,000	$7,162,961	$137,556,104	$92,714,478

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Portfolio offers capital shares of the Portfolio shares. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2014 (unaudited)	For the Year Ended December 31, 2013
Shares sold	6,385,483	2,629,280
Shares issued through in-kind subscription	—	27,630,066
Shares redeemed	(1,778,532)	(2,748,791)
Net increase	4,606,951	27,510,555

On June 30, 2014, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	97%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. In-Kind Subscription

On November 15, 2013, certain shareholders of the Portfolio purchased shares of the Portfolio in exchange of securities and cash (known as a subscription in-kind). Market value of securities and cash that were as of close of business on the date of subscription in-kind were $132,272,825 and $38,480,982, respectively.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2014 (unaudited)

Note 9. Other Matters

investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Portfolio was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Portfolio, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Portfolio.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Portfolio. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Portfolio, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Portfolio that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Portfolio or on the ability of Credit Suisse or CSSU to perform services for the Portfolio.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of March 31, 2014.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0614

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 4, 2014

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	September 4, 2014